Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 3,434,543	$ 1,353,293
Capitalized research and development	3,166,280	666,145
Capitalized patent and other costs	5,219	4,829
Stock-based compensation	69,592	35,123
Accrued expenses	24,521	16,798
Fixed assets	1,889
Research and development tax credit carryforwards	454,616
Subtotal deferred tax assets before valuation allowance	7,156,660	2,076,188
Less valuation allowance	$ (7,156,660)	(2,019,835)
Deferred tax assets		56,353
Deferred tax liability
Fixed assets		$ (56,353)